Share-based compensation - Summarizes activity relating to options to purchase stock (Details) - USD ($)		3 Months Ended				12 Months Ended
	Mar. 08, 2020	Mar. 31, 2021	Aug. 31, 2020	May 31, 2020	Mar. 31, 2020	Dec. 31, 2020
Number of Shares
Outstanding at the beginning		659,006
Granted						659,006
Exercised	(18,000)					0
Forfeited						0
Outstanding at the end						659,006
Vested and expected to vest						659,006
Options exercisable						53,000
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)		$ 10.33
Granted (in dollars per share)						$ 10.33
Outstanding at the end (in dollars per share)						10.33
Vested and expected to vest (in dollars per share)						10.33
Options exercisable (in dollars per share)						$ 25.00
Weighted-Average Remaining Contractual Term (in years)
Outstanding (in years)						5 years 2 months 12 days
Vested and expected to vest (in years)						5 years 2 months 12 days
Options exercisable (in years)						3 years 9 months 18 days
Outstanding at the end (in dollars)						$ 9,670,120
Vested and expected to vest (in dollars)						9,670,120
Options exercisable (in dollars)						$ 0
Stock options granted						659,006
Share-based compensation expense						$ 1,760,806
Issuance of common shares in connection with stock option exercises (in shares)	18,000					0
Proceeds from issuance of common shares		$ 20,450,000	$ 20,000,000	$ 5,292,500		$ 133,754
Weighted-average grant date fair value of stock options grated						$ 4.85
Common Shares
Number of Shares
Exercised		(18,000)
Weighted-Average Remaining Contractual Term (in years)
Issuance of common shares in connection with stock option exercises (in shares)		18,000
Vesting on 1st year anniversary
Weighted-Average Remaining Contractual Term (in years)
Vesting percentage		25.00%				25.00%
Vesting ratably over the remaining three years
Weighted-Average Remaining Contractual Term (in years)
Vesting percentage		75.00%				75.00%
Non-employee consultant
Weighted-Average Remaining Contractual Term (in years)
Share-based compensation expense		$ 0
Proceeds from issuance of common shares		$ 450,000
Stock options
Number of Shares
Outstanding at the beginning		659,006
Granted		100,000			483,506
Exercised		(18,000)
Outstanding at the end		741,006			483,506	659,006
Vested and expected to vest		741,006			483,506
Options exercisable		180,877
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)		$ 10.33
Granted (in dollars per share)		25.00			5.00
Exercised (in dollars per share)		25.00
Outstanding at the end (in dollars per share)		11.95			5.00	$ 10.33
Vested and expected to vest (in dollars per share)		11.95			5.00
Options exercisable (in dollars per share)		$ 11.63
Weighted-Average Remaining Contractual Term (in years)
Outstanding (in years)		5 years 8 months 12 days			6 years
Vested and expected to vest (in years)		5 years 8 months 12 days			6 years
Options exercisable (in years)		5 years 8 months 12 days
Stock options granted		100,000			483,506
Issuance of common shares in connection with stock option exercises (in shares)		18,000
Stock options | Employee
Number of Shares
Granted					1,892
Weighted-Average Remaining Contractual Term (in years)
Stock options granted					1,892
Stock options | Non-employee consultant
Number of Shares
Granted		100,000			481,614
Exercised		(18,000)
Weighted-Average Remaining Contractual Term (in years)
Stock options granted		100,000			481,614
Issuance of common shares in connection with stock option exercises (in shares)		18,000